Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2012
Equity incentive plan
	Number of non vested shares	Weighted average grant date fair value per non vested shares
Balance December 31, 2009	202,971	$48.69
Granted	4,503,000	6.05
Forfeited	(3,600)	33.59
Vested	(2,171,173)	10.00
Balance December 31, 2010	2,531,198	$6.04
Granted	9,015,000	5.50
Vested	(3,036,048)	5.68
Balance December 31, 2011	8,510,150	5.60
Vested	(2,505,150)	5.83
Balance December 31, 2012	6,005,000	5.50

	Number of vested shares	Weighted average grant date fair value per vested shares
As at December 31, 2009	885,650	$74.59
Granted and vested	2,002,000	6.05
Non vested shares granted in prior years and vested 2010	169,173	56.73
As at December 31, 2010	3,056,823	$28.71
Granted and vested	2,005,000	5.50
Non vested shares granted in prior years and vested 2011	1,031,048	6.03
As at December 31, 2011	6,092,871	17.23
Non vested shares granted in prior years and vested 2012	2,505,150	5.83
As at December 31, 2012	8,598,021	13.91

Ocean Rig UDW
Equity incentive plan
	Number of	Weighted average grant
	non vested shares	date fair value per
		non vested shares
Balance December 31, 2011
Granted	153,150	16.34
Forfeited	(77,150)	16.27
Vested	(2,500)	16.42
Balance December 31, 2012	73,500	$16.39